Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	$ 2,610	$ 1,460
Remeasurement gains (losses) – demographic	(25)
Remeasurement gains (losses) – experience	(194)	(137)
Remeasurement gains (losses) – return on plan assets less interest income	(1,200)	742
Changes in asset limitation and minimum funding requirement	(384)
Total	807	2,065
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	105	45
Remeasurement gains (losses) – demographic	(6)
Remeasurement gains (losses) – experience	1	1
Total	100	46
Other pension and post retirement benefit plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	695	86
Remeasurement gains (losses) – demographic	8	(5)
Remeasurement gains (losses) – experience	(22)	1
Remeasurement gains (losses) – return on plan assets less interest income	(532)	106
Changes in asset limitation and minimum funding requirement	(4)	2
Total	$ 145	$ 190